Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses
General and administrative	$ 293,140	$ 506,019	$ 1,509,194	$ 1,215,845	$ 1,568,707	$ 2,453,700
Total operating expenses	293,140	506,019	1,509,194	1,215,845	1,568,707	2,453,700
Operating loss	(293,140)	(506,019)	(1,509,194)	(1,215,845)	(1,568,707)	(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(424,656)		(990,109)	(516,083)	(1,842,273)	441,041
Fair value of stock issued for note modification	(863,651)		(1,273,659)	(14,382)	(449,660)	(168,856)
Interest expense	(184,241)	(121,245)	(510,810)	(295,572)	(446,278)	(203,287)
Total other expenses / income	(1,472,548)	(121,245)	(2,774,578)	(826,037)	(2,738,211)	68,898
Income (loss) from operations before income taxes	(1,765,688)	(627,264)	(4,283,772)	(2,041,882)	(4,306,918)	(2,384,802)
Provision for income taxes
Net Income (Loss)	$ (1,765,688)	$ (627,264)	$ (4,283,772)	$ (2,041,882)	$ (4,306,918)	$ (2,384,802)
Net loss per share - basic	$ (0.63)	$ (0.27)	$ (1.59)	$ (0.88)	$ (1.81)	$ (1.07)
Net loss per share - diluted	$ (0.63)	$ (0.27)	$ (1.59)	$ (0.88)	$ (1.81)	$ (1.07)
Weighted average common shares - basic	2,813,583	2,343,217	2,699,784	2,314,020	2,377,691	2,231,671
Weighted average common shares - diluted	2,813,583	2,343,217	2,699,784	2,314,020	2,377,691	2,231,671